Long-term debt - Lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Long-Term Debt1 [Abstract]
Depreciation of right-of-use assets	$ 2,000
Payments of lease liabilities	2,000
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability	9,455	$ 7,535
Expense relating to short-term leases	4,000
Variable lease payments	45,000
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability	2,490
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability	6,308
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability	$ 657